Financial Assets at Fair Value through Profit or Loss - Summary of Financial Assets at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [abstract]
Trading assets	€ 54,212	€ 50,152
Non-trading derivatives	2,397	2,664
Designated at fair value through profit or loss	2,944	2,887
- Assets mandatorily as at fair value through profit or loss	59,376	64,783
Financial assets at fair value through profit or loss	€ 118,928	€ 120,486